Income Taxes - Deferred Taxes (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes And Deferred Taxes [Abstract]
Net operating losses	SFr 50,643	SFr 56,285
Net operating profit			SFr 124,020
Tax loss carryforwards	SFr 195,126	144,483
Tax loss carryforwards, expiration period	7 years
Net defined benefit liability (asset)	SFr 4,520	SFr 4,720	SFr 2,245
Applicable tax rate	0.00%